CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 17,050	$ 15,876
Accounts receivable, net	171,456	161,360
Other receivables and prepayments	24,831	21,339
Inventories	187,882	194,435
Biological assets	616	1,139
Short-term derivative assets	560	2,586
Other investments	20	2,522
Assets held for sale	1,771	2,366
Amount due from related parties	17,484	13,837
Total current assets	421,670	415,460
Non-current assets:
Property, plant and equipment, net	87,803	89,639
Investments in equity accounted investees	5,126	15,373
Other investments	794	1,545
Intangible assets, net	9,586	9,765
Goodwill	0	2,977
Long-term derivative assets	13	313
Biological assets	0	43
Non-current prepayments	345	368
Deferred tax asset, net	11,253	11,101
Total non-current assets	114,920	131,124
Total assets	536,590	546,584
Current liabilities:
Debt due within one year	59,801	48,191
Income tax payable	4,570	3,017
Accounts payable	99,615	98,253
Accrued expenses and other liabilities, including provisions	99,603	103,428
Short-term derivative liabilities	2,468	726
Defined benefit liability	612	691
Amounts due to related parties	8,681	8,256
Total current liabilities	275,350	262,562
Non-current liabilities:
Long-term debt	101,012	85,508
Long-term derivative liabilities	654	485
Defined benefit liability	6,546	10,911
Other long-term liabilities	1,436	3,598
Amounts due to related parties	10,000	10,000
Total non-current liabilities	119,648	110,502
Total liabilities	394,998	373,064
Commitments, contingencies and subsequent events
Agria Corporation shareholders' equity:
Share capital	0	0
Treasury stock	(281)	(281)
Share premium	160,971	160,971
Statutory reserves	672	672
Share-based payment reserve	22,217	20,332
Other reserves	115,268	114,315
Foreign currency translation reserve	(25,342)	(21,226)
Accumulated deficit	(236,239)	(218,047)
Total equity attributable to equity holders of Agria Corporation	37,266	56,736
Non-controlling interests	104,326	116,784
Total equity	141,592	173,520
Total liabilities and equity	$ 536,590	$ 546,584